Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property, plant and equipment

	Computer	Furniture	Office	Leasehold	Leased
	equipment	and fitting	equipment	improvement	premise	Total
	US$	US$	US$	US$	US$	US$
Cost:
Balance at July 1, 2023	116,514	19,815	3,404	84,770	657,216	881,719
Written-off	—	—	—	(84,770)	(657,216)	(741,986)
Balance at June 30,2024	116,514	19,815	3,404	—	—	139,733
Addition	—	—	—	—	723,640	723,640
Balance at December 31, 2024	116,514	19,815	3,404	—	723,640	863,373

Accumulated depreciation
Balance at July 1, 2023	116,514	17,797	3,050	83,705	383,378	604,444
Depreciation	—	1,922	354	1,065	73,024	76,365
Written-off	—	—	—	(84,770)	(456,402)	(541,172)
Balance at June 30, 2024	116,514	19,719	3,404	—	—	139,637
Depreciation	—	96	—	—	19,558	19,654
Balance at December 31, 2024	116,514	19,815	3,404	—	19,558	159,291

Carrying amount
Balance at June 30, 2024	—	96	—	—	—	96
Balance at December 31, 2024	—	—	—	—	704,082	704,082